Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Years ending December 31:
2018	$ 503
2019	504
2020	213
2021	50
2022-2025	158
Future minimum lease commitments	$ 1,428